GOODWILL AND INTANGIBLE ASSETS - Finite-lived Intangible Assets (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross	$ 93,343	$ 76,202	$ 73,531
Accumulated Amortization	(32,314)	(29,755)	(15,596)
Net	61,029	46,447	57,935
Technology
Finite-Lived Intangible Assets [Line Items]
Gross	58,508	48,008	47,946
Accumulated Amortization	(22,795)	(21,454)	(9,751)
Net	$ 35,713	$ 26,554	38,195
Technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years	3 years
Technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years	5 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross	$ 28,092	$ 21,794	19,583
Accumulated Amortization	(7,621)	(6,749)	(3,078)
Net	$ 20,471	$ 15,045	16,505
Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life	1 year	1 year
Customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life	12 years	12 years
Brand
Finite-Lived Intangible Assets [Line Items]
Gross	$ 4,521	$ 4,295	4,187
Accumulated Amortization	(1,174)	(961)	(2,556)
Net	$ 3,347	$ 3,334	1,631
Brand | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life	1 year	1 year
Brand | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years	5 years
Non-competition agreements
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years	3 years
Gross	$ 2,222	$ 2,105	1,815
Accumulated Amortization	(724)	(591)	(211)
Net	$ 1,498	$ 1,514	$ 1,604